WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 55.2%
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.1%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$202,992	(a)

Entertainment - 1.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	1,563,695	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	1,960,000	1,644,019	(a)(b)
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	1,968,584	(a)
Cinemark USA Inc., Senior Notes	5.875%	3/15/26	1,080,000	1,008,466	(a)

Total Entertainment				6,184,764

Interactive Media & Services - 1.0%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	361,192	(a)
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	3,840,000	3,557,204	(a)

Total Interactive Media & Services				3,918,396

Media - 2.0%
CCO Holdings LLC/CCO Holdings
Capital Corp., Senior Notes	5.500%	5/1/26	1,376,000	1,381,236	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,230,000	2,165,876
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,075,000	1,012,521
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,232,833	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,070,000	1,119,691	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	581,994	(a)

Total Media				7,494,151

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	495,840	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	494,602
Sprint Corp., Senior Notes	7.875%	9/15/23	1,100,000	1,156,424
Sprint Corp., Senior Notes	7.125%	6/15/24	1,010,000	1,064,333

Total Wireless Telecommunication Services				3,211,199

TOTAL COMMUNICATION SERVICES				21,011,502

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	237,000	$225,755

Automobiles - 1.9%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,390,000	1,550,719
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	840,000	838,866
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,300,000	2,946,009
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	850,000	828,818
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,178,898	(a)

Total Automobiles				7,343,310

Distributors - 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,492,973	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,096,426	1,230,716	(a)(b)

Total Distributors				2,723,689

Diversified Consumer Services - 0.8%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	782,000	718,951	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,178,369	(a)

Total Diversified Consumer Services				2,897,320

Hotels, Restaurants & Leisure - 5.8%
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,380,000	1,396,767	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	2,380,000	2,620,927	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,390,000	1,378,171	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,373,029	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,687,191
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	520,000	484,370	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	540,000	499,503	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,200,000	1,165,632	(a)

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	2,350,000	$2,243,263	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,220,000	1,138,431	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	400,000	369,578
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	711,267	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	529,951	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,660,000	1,530,777	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	2,480,000	2,717,212	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	1,200,000	1,073,244	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	960,000	990,720	(a)

Total Hotels, Restaurants & Leisure				21,910,033

Specialty Retail - 1.6%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	439,364	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000	709,509	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000	1,441,672
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000	1,075,865	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	500,000	430,595	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000	536,736	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,140,000	1,049,188	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	249,029	(a)

Total Specialty Retail				5,931,958

TOTAL CONSUMER DISCRETIONARY				41,032,065

CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	936,792	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	220,000	$224,860	(a)

TOTAL CONSUMER STAPLES				1,161,652

ENERGY - 10.3%
Energy Equipment & Services - 0.5%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,930,000	1,768,546	(a)

Oil, Gas & Consumable Fuels - 9.8%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,437,000	2,368,496	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,440,000	1,484,935	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	300,000	300,786	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	830,000	752,528
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	297,810	(a)
Colgate Energy Partners III LLC, Senior Notes	7.750%	2/15/26	970,000	1,017,336	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	196,000	201,058	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000	1,200,763
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	940,000	945,908
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	510,000	509,041	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	580,000	596,724	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000	387,266
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	436,595	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000	1,181,087
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	1,290,000	1,304,435	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000	229,657
EQT Corp., Senior Notes	6.625%	2/1/25	810,000	844,085
EQT Corp., Senior Notes	3.125%	5/15/26	720,000	679,637	(a)

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,360,000	$1,335,411
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.375%	4/15/27	1,380,000	1,409,194	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,170,000	1,135,081	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,350,000	1,373,416	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	720,000	714,611	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,623,879	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,780,000	2,796,764	(a)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	870,000	892,742
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,050,000	1,001,264
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,170,000	2,042,382
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	121,066
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	2,360,000	2,421,950	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000	312,696
Range Resources Corp., Senior Notes	5.000%	3/15/23	441,000	442,689
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,000,000	1,073,225
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	600,000	561,339	(a)
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	2,860,000	2,738,822
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	96,580

Total Oil, Gas & Consumable Fuels				36,831,258

TOTAL ENERGY				38,599,804

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 6.6%
Banks - 0.5%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	$661,400	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	568,219	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	657,471	(a)(c)(d)

Total Banks				1,887,090

Capital Markets - 1.2%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	2,340,000	1,821,023	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	566,334	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	195,070	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	208,488	(a)(c)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	514,743	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,151,187	(a)(c)(d)

Total Capital Markets				4,456,845

Consumer Finance - 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,019,579	(a)

Diversified Financial Services - 1.6%
Bread Financial Holdings Inc., Senior Notes	4.750%	12/15/24	1,500,000	1,457,048	(a)

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,681,020	$3,179,444	(a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	1,000,000	829,470	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	690,000	521,854	(a)

Total Diversified Financial Services				5,987,816

Insurance - 0.5%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,856,062	1,887,485	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	1,010,000	970,885	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	800,783	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	2,230,000	2,148,739	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	1,909,424	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				5,829,831

Thrifts & Mortgage Finance - 1.0%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,242,187	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,640,623	(a)

Total Thrifts & Mortgage Finance				3,882,810

TOTAL FINANCIALS				24,951,456

HEALTH CARE - 6.2%
Health Care Providers & Services - 2.6%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,105,476	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	2,007,948	(a)
HCA Inc., Senior Notes	5.625%	9/1/28	2,290,000	2,369,795
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	802,768	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	490,128	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	1,980,000	$1,869,189	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,450,000	1,253,917	(a)

Total Health Care Providers & Services				9,899,221

Pharmaceuticals - 3.6%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	1,500,000	1,419,518	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,050,000	2,037,393	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,115,550	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	969,370	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,200,000	1,154,316	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	2,000,000	1,581,580	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	860,000	872,461
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	859,065
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,890,000	3,564,212

Total Pharmaceuticals				13,573,465

TOTAL HEALTH CARE				23,472,686

INDUSTRIALS - 7.5%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	406,000	415,626	(a)

Airlines - 3.2%
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	2,190,000	2,522,727	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,990,000	1,974,906	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	916,906
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	2,370,000	2,314,613	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	930,000	949,613	(a)

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	984,000	$1,040,403	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	1,894,340	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	431,600	417,736

Total Airlines				12,031,244

Commercial Services & Supplies - 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,238,528	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,140,000	1,001,866	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	280,000	281,189
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000	1,996,415
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000	2,189,513	(a)

Total Commercial Services & Supplies				6,707,511

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,076,751	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000	1,100,561	(a)

Total Construction & Engineering				2,177,312

Electrical Equipment - 0.3%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,134,270	(a)

Machinery - 0.6%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,500,000	1,550,835	(a)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	778,631	(a)

Total Machinery				2,329,466

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 0.9%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000		$1,563,912	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	2,550,000	CAD	1,880,765	(a)

Total Trading Companies & Distributors					3,444,677

TOTAL INDUSTRIALS					28,240,106

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	850,000		723,537	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000		311,945	(a)

Total Communications Equipment					1,035,482

IT Services - 0.4%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000		395,312
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000		1,131,201	(a)

Total IT Services					1,526,513

Software - 0.5%
Consensus Cloud Solutions Inc., Senior Notes	6.000%	10/15/26	1,800,000		1,712,466	(a)

Technology Hardware, Storage & Peripherals - 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000		804,300	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000		1,134,963	(a)

Total Technology Hardware, Storage & Peripherals					1,939,263

TOTAL INFORMATION TECHNOLOGY					6,213,724

MATERIALS - 2.6%
Chemicals - 0.0%††
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	136,550		142,826	(a)(b)

Construction Materials - 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000		619,964	(a)

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.9%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	$841,250	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	725,324	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	989,759	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.125%	11/1/25	850,000	787,045	(a)

Total Containers & Packaging				3,343,378

Metals & Mining - 1.2%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	792,042	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	506,780	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,800,000	2,817,318	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	420,000	388,824	(a)

Total Metals & Mining				4,504,964

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	400,203
Resolute Forest Products Inc., Senior Notes	4.875%	3/1/26	860,000	821,403	(a)

Total Paper & Forest Products				1,221,606

TOTAL MATERIALS				9,832,738

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	1,570,000	1,647,691
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	367,059
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	2,149,256
GEO Group Inc., Senior Notes	5.875%	10/15/24	510,000	454,652
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,479,484
iStar Inc., Senior Notes	4.250%	8/1/25	500,000	477,190
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,441,058

See Notes to Schedule of Investments.

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WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	$1,759,723	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	784,729	(a)

Total Equity Real Estate Investment Trusts (REITs)				10,560,842

Real Estate Management & Development - 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	1,788,444	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	910,858	(a)

Total Real Estate Management & Development				2,699,302

TOTAL REAL ESTATE				13,260,144

TOTAL CORPORATE BONDS & NOTES (Cost - $218,347,717)				207,775,877

SENIOR LOANS - 30.2%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	8/15/25	1,280,301	1,277,670	(d)(e)(f)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	3.249%	11/18/24	692,907	679,267	(d)(e)(f)
EW Scripps Co., Term Loan B2 (1 mo. USD LIBOR + 2.563%)	3.326%	5/1/26	1,455,187	1,443,138	(d)(e)(f)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	4.264%	12/17/26	691,002	682,116	(d)(e)(f)

TOTAL COMMUNICATION SERVICES				4,082,191

CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.9%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	4/30/26	769,139	758,406	(d)(e)(f)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	2,059,200	2,059,849	(d)(e)(f)
Truck Hero Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	1/31/28	603,900	565,552	(d)(e)(f)

Total Auto Components				3,383,807

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 1.0%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B1 (the greater of 3 mo. Term SOFR or 0.500% + 3.500%)	4.000%	12/21/28	2,590,000	$2,573,813	(d)(e)(f)
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	777,472	774,677	(d)(e)(f)
TruGreen LP, Second Lien Term Loan (1 mo. USD LIBOR + 8.500%)	9.264%	11/2/28	210,000	211,575	(d)(e)(f)(g)

Total Diversified Consumer Services				3,560,065

Hotels, Restaurants & Leisure - 1.9%
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	4.264%	7/21/25	876,650	874,274	(d)(e)(f)
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	2,158,035	2,131,836	(d)(e)(f)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	10.006%	3/8/24	668,100	668,100	(d)(e)(f)(g)
Hornblower Sub LLC, Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	4/27/25	2,373,233	2,150,149	(d)(e)(f)
Pacific Bells LLC, Delayed Draw Term Loan (1 mo. Term SOFR + 4.614%)	5.123%	11/10/28	14,330	14,133	(d)(e)(f)(g)
Pacific Bells LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	11/10/28	1,372,231	1,353,363	(d)(e)(f)(g)

Total Hotels, Restaurants & Leisure				7,191,855

Internet & Direct Marketing Retail - 0.3%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/8/27	980,100	971,372	(d)(e)(f)

Leisure Products - 1.4%
19th Holdings Golf LLC, Initial Term Loan (the greater of 3 mo. Term SOFR or 0.500% + 3.250%)	3.750%	2/7/29	2,950,000	2,909,438	(d)(e)(f)(g)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.264%	5/30/28	2,451,475	2,428,247	(d)(e)(f)

Total Leisure Products				5,337,685

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 2.4%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	653,400	$647,274	(d)(e)(f)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	4.514%	3/6/28	592,523	588,005	(d)(e)(f)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	938,125	927,571	(d)(e)(f)
PECF USS Intermediate Holding III Corp., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	4.758%	12/15/28	1,715,700	1,693,182	(d)(e)(f)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.256%	3/3/28	2,286,400	2,267,823	(d)(e)(f)
Rent-A-Center Inc., Term Loan B2 (1 mo. USD LIBOR + 3.250%)	3.813%	2/17/28	1,029,600	1,010,424	(d)(e)(f)
RVR Dealership Holdings LLC, 2022 Term Loan (the greater of 1 mo. Term SOFR or 0.750% + 3.750%)	4.500%	2/8/28	871,216	810,231	(d)(e)(f)(g)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.803%	6/19/26	1,189,776	1,188,289	(d)(e)(f)

Total Specialty Retail				9,132,799

TOTAL CONSUMER DISCRETIONARY				29,577,583

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Naked Juice LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	4.001%	1/24/29	1,074,534	1,055,729	(d)(e)(f)

Household Products - 0.2%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.000%)	1.764%	12/23/28	957,600	842,688	(d)(e)(f)(g)

TOTAL CONSUMER STAPLES				1,898,417

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.700%	8/4/28	1,050,959	1,039,325	(d)(e)(f)
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	3.301%	6/22/27	1,107,225	1,107,917	(d)(e)(f)

TOTAL ENERGY				2,147,242

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 2.3%
Capital Markets - 0.7%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	646,717	$643,225	(d)(e)(f)
Cowen Inc., Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.635%	3/24/28	2,162,625	2,111,274	(d)(e)(f)

Total Capital Markets				2,754,499

Diversified Financial Services - 0.7%
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.000%)	5.527%	2/20/29	710,000	702,900	(d)(e)(f)(g)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	7.514%	4/7/28	340,000	344,250	(d)(e)(f)(g)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	3.514%	1/26/28	1,086,687	1,075,820	(d)(e)(f)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	386,357	381,377	(d)(e)(f)

Total Diversified Financial Services				2,504,347

Insurance - 0.9%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	4.264%	2/15/27	803,600	793,053	(d)(e)(f)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.457%	3/18/27	589,601	584,686	(d)(e)(f)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	4.014%	7/31/27	871,200	852,687	(d)(e)(f)
Baldwin Risk Partners LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	10/14/27	1,086,278	1,079,038	(d)(e)(f)

Total Insurance				3,309,464

TOTAL FINANCIALS				8,568,310

HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 0.9%
Maravai Intermediate Holdings LLC, Term Loan B (3 mo. Term SOFR + 3.000%)	3.851%	10/19/27	506,464	506,358	(d)(e)(f)
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	10/23/28	2,950,000	2,903,744	(d)(e)(f)

Total Health Care Equipment & Supplies				3,410,102

See Notes to Schedule of Investments.

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WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 2.5%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.756%	2/18/27	1,678,356	$1,660,675	(d)(e)(f)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	6.688%	4/22/27	2,183,500	2,008,820	(d)(e)(f)(g)
Option Care Health Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	3.514%	10/27/28	1,456,350	1,452,942	(d)(e)(f)
Sterigenics-Nordion Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	3.514%	12/11/26	820,000	813,337	(d)(e)(f)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.764%	6/26/26	1,914,740	1,711,299	(d)(e)(f)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	12/22/28	1,970,159	1,953,944	(d)(e)(f)

Total Health Care Providers & Services				9,601,017

Life Sciences Tools & Services - 0.8%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/3/28	1,869,821	1,861,641	(d)(e)(f)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/3/28	465,867	463,829	(d)(e)(f)
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	91,154	89,844	(h)
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	4.006%	11/18/27	690,111	680,190	(d)(e)(f)

Total Life Sciences Tools & Services				3,095,504

Pharmaceuticals - 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	5.006%	10/1/27	987,500	986,270	(d)(e)(f)

TOTAL HEALTH CARE				17,092,893

INDUSTRIALS - 6.3%
Air Freight & Logistics - 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.256%	7/26/28	1,645,875	1,603,922	(d)(e)(f)

Airlines - 1.6%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	1,700,000	1,686,825	(d)(e)(f)

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,790,000	$1,852,149	(d)(e)(f)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	810,000	841,793	(d)(e)(f)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,861,200	1,850,414	(d)(e)(f)

Total Airlines				6,231,181

Building Products - 1.5%
CP Atlas Buyer Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	4.514%	11/23/27	1,059,440	998,342	(d)(e)(f)
Hunter Douglas Holding BV, Term Loan B1 (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.000%	2/26/29	2,920,000	2,787,140	(d)(e)(f)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	3.764%	6/9/28	1,930,000	1,883,497	(d)(e)(f)

Total Building Products				5,668,979

Commercial Services & Supplies - 2.4%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.264%	10/1/26	713,942	710,486	(d)(e)(f)
DS Parent Inc., Term Loan B (3 mo. USD LIBOR + 5.750%)	6.756%	12/8/28	2,725,500	2,650,549	(d)(e)(f)(g)
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.250%)	5.014%	8/31/28	1,396,500	1,387,772	(d)(e)(f)(g)
Madison IAQ LLC, Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.524%	6/21/28	1,647,550	1,601,213	(d)(e)(f)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	394,737	391,776	(g)(h)
Thermostat Purchaser III Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/31/28	2,249,890	2,233,015	(d)(e)(f)(g)

Total Commercial Services & Supplies				8,974,811

Machinery - 0.4%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.500%)	5.300%	4/5/29	1,430,000	1,396,037	(d)(e)(f)

TOTAL INDUSTRIALS				23,874,930

See Notes to Schedule of Investments.

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WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.7%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	4/6/26	1,306,500	$1,260,609	(d)(e)(f)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.014%	11/29/25	1,293,113	1,235,428	(d)(e)(f)

Total Communications Equipment				2,496,037

IT Services - 1.9%
Amentum Government Services Holdings LLC, Term Loan 3	4.500-4.777%	2/15/29	2,960,000	2,948,160	(d)(e)(f)
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.934%	4/27/28	895,500	863,875	(d)(e)(f)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	8.975%	4/27/29	1,100,000	1,016,928	(d)(e)(f)
UST Global Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.382%	11/20/28	2,214,450	2,187,700	(d)(e)(f)

Total IT Services				7,016,663

Software - 3.1%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	4.514%	10/10/28	2,520,000	2,485,350	(d)(e)(f)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.764%	10/16/26	1,832,600	1,827,221	(d)(e)(f)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.764%	2/19/29	1,450,000	1,438,523	(d)(e)(f)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.230%	7/27/28	547,250	540,409	(d)(e)(f)
Magenta Buyer LLC, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 8.250%)	9.000%	7/27/29	2,090,000	2,056,038	(d)(e)(f)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	840,149	835,948	(d)(e)(f)(g)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.514%	2/1/28	738,805	734,823	(d)(e)(f)

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	4.110%	3/5/27	501,079	$496,695	(d)(e)(f)
Symplr Software Inc., First Lien Term Loan (3 mo. Term SOFR + 4.500%)	5.251%	12/22/27	1,267,200	1,259,597	(d)(e)(f)

Total Software				11,674,604

Technology Hardware, Storage & Peripherals - 0.0%††
Vericast Corp., 2021 Extended Term Loan (3 mo. USD LIBOR + 7.750%)	8.756%	6/16/26	261,823	210,167	(d)(e)(f)

TOTAL INFORMATION TECHNOLOGY				21,397,471

MATERIALS - 1.3%
Chemicals - 0.9%
Hexion Holdings Corp., First Lien Initial Term Loan (1 mo. Term SOFR + 4.500%)	5.022%	3/15/29	1,900,000	1,839,827	(d)(e)(f)
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (1 mo. USD LIBOR + 2.750%)	3.514%	1/29/26	1,508,375	1,494,709	(d)(e)(f)

Total Chemicals				3,334,536

Containers & Packaging - 0.2%
Graham Packaging Co. Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.764%	8/4/27	804,987	789,669	(d)(e)(f)

Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	854,638	774,715	(b)(e)(f)(g)(i)

TOTAL MATERIALS				4,898,920

TOTAL SENIOR LOANS (Cost - $114,796,658)				113,537,957

ASSET-BACKED SECURITIES - 6.0%
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.854%	4/17/29	900,000	880,917	(a)(d)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	4.043%	11/25/32	1,065,880	1,077,261	(d)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	3.694%	10/15/30	1,050,000	1,019,588	(a)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	7.463%	1/20/32	1,000,000	$970,735	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	8.282%	4/20/35	1,350,000	1,313,000	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.270%	8/20/32	700,000	683,917	(a)(d)
BlueMountain CLO XXXI Ltd., 2021- 31A E (3 mo. USD LIBOR + 6.530%)	7.574%	4/19/34	160,000	152,953	(a)(d)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.350%)	7.394%	7/15/34	530,000	501,858	(a)(d)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	8.394%	4/25/34	250,000	242,654	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	6.444%	4/17/30	750,000	701,826	(a)(d)
Great Lakes CLO Ltd., 2014-1A CR (3 mo. USD LIBOR + 2.700%)	3.744%	10/15/29	900,000	902,247	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	3.544%	4/15/31	700,000	674,257	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.994%	4/15/31	480,000	445,398	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	1.208%	3/25/36	1,833,914	1,102,617	(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	8.763%	1/20/33	920,000	902,968	(a)(d)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	7.463%	4/20/34	500,000	492,984	(a)(d)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	5.544%	1/15/28	1,250,000	1,194,743	(a)(d)
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	6.724%	10/15/31	290,000	279,033	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.924%	7/15/29	500,000	499,341	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	3.713%	1/20/31	600,000	563,163	(a)(d)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	4.164%	7/15/31	690,000	657,889	(a)(d)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	4.471%	10/13/31	510,000	481,959	(a)(d)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	4.009%	5/16/30	250,000	249,873	(a)(d)

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	5.863%	1/20/33	500,000	$496,561	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	4.184%	6/22/30	1,140,000	1,085,857	(a)(d)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	8.313%	7/20/34	520,000	496,514	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.693%	5/25/31	1,406,956	1,255,374	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	8.094%	4/15/35	900,000	859,684	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.864%	4/15/27	700,000	666,427	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	6.784%	4/15/27	650,000	592,466	(a)(d)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	8.013%	4/20/34	300,000	287,621	(a)(d)
Voya CLO Ltd., 2020-3A DR (3 mo. USD LIBOR + 3.250%)	4.313%	10/20/34	500,000	488,642	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	4.694%	10/15/31	250,000	240,050	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $23,310,504)				22,460,377

CONVERTIBLE BONDS & NOTES - 1.5%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	130,000	118,544

Media - 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	920,200

TOTAL COMMUNICATION SERVICES				1,038,744

CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%††
Chegg Inc., Senior Notes	0.000%	9/1/26	280,000	218,680

Hotels, Restaurants & Leisure - 0.3%
DraftKings Inc., Senior Notes	0.000%	3/15/28	1,320,000	883,740
NCL Corp. Ltd., Senior Notes	2.500%	2/15/27	210,000	191,205	(a)

Total Hotels, Restaurants & Leisure				1,074,945

TOTAL CONSUMER DISCRETIONARY				1,293,625

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	770,000	$755,081
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	700,000	677,950

TOTAL FINANCIALS				1,433,031

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	1,130,000	975,331

INDUSTRIALS - 0.3%
Airlines - 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,090,000	995,715

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,292,957)				5,736,446

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 1.2%
CSMC Trust, 2015-2R 7A2	2.443%	8/27/36	2,264,368	1,971,188	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.968%	1/25/50	290,000	275,010	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.339%	1/25/34	790,000	748,575	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	887,611	(a)(d)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 2.500%)	2.955%	5/1/24	468,211	478,740	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,544,262)				4,361,124

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
B Riley Financial Inc.	5.000%		26,000	606,840
B Riley Financial Inc.	6.000%		22,225	544,512

TOTAL PREFERRED STOCKS (Cost - $1,205,625)				1,151,352

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp., Non Voting Shares (Cost - $882,000)	9.500%		840	$900,818

		MATURITY DATE	FACE AMOUNT†
SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	40,187
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	1,820,408	576,177
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	953,791	273,357

TOTAL SOVEREIGN BONDS (Cost - $1,626,219)				889,721

			SHARES/UNITS
COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdco Inc.			23,255	71,858	*

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			282,728,964	0	*(g)(i)(k)

Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			362	3,971
Permian Production Partners LLC			37,916	3,792	*(g)

Total Oil, Gas & Consumable Fuels				7,763

TOTAL ENERGY				7,763

FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares			3,219	31,321	*

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	0	*(g)(i)(k)

TOTAL COMMON STOCKS (Cost - $2,350,195)				110,942

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,879)		5/28/28	15,540	$3,419	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $373,371,016)				356,928,033

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $10,912,816)	0.198%		10,912,816	10,912,816	(l)

TOTAL INVESTMENTS - 97.7% (Cost - $384,283,832)				367,840,849
Other Assets in Excess of Liabilities - 2.3%				8,578,852

TOTAL NET ASSETS - 100.0%				$376,419,701

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	All or a portion of this loan is unfunded as of April 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Value is less than $1.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2022, the total market value of investments in Affiliated Companies was $10,912,816 and the cost was $10,912,816 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	25

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

At April 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	809,439	USD	605,884	JPMorgan Chase & Co.	7/19/22	$(33,158)
USD	2,546,506	CAD	3,180,745	JPMorgan Chase & Co.	7/19/22	71,324
EUR	63,126	USD	69,141	Morgan Stanley & Co. Inc.	7/19/22	(2,262)

Total						$35,904

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At April 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Ford Motor Co., 4.346%, due 12/8/26	$1,400,000	12/20/26	2.754%	5.000% quarterly	$125,370	$191,315	$(65,945)
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	1.457%	1.000% quarterly	(23,639)	(51,734)	28,095

Total	$2,760,000				$101,731	$139,581	$(37,850)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Beazer Homes USA Inc., 6.750%, due 3/15/25	$950,000	6/20/27	5.438%	5.000% quarterly	$16,231	$18,206	$(1,975)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	950,000	6/20/27	4.530%	5.000% quarterly	(18,047)	(17,663)	(384)

See Notes to Schedule of Investments.

26	Western Asset Short Duration High Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
KB Home, 6.875%, due 6/15/27	$950,000	6/20/27	3.264%	5.000% quarterly	$(70,118)	$(69,399)	$(719)
Macy’s Retail Holdings LLC, 3.625%, due 6/1/24	950,000	6/20/27	3.845%	1.000% quarterly	112,242	111,100	1,142
Olin Corp., 5.500%, due 8/15/22	950,000	6/20/27	2.445%	1.000% quarterly	60,307	63,626	(3,319)
Xerox Corp., 3.800%, due 5/15/24	376,000	6/20/27	4.709%	1.000% quarterly	55,971	54,732	1,239

Total	$5,126,000				$156,586	$160,602	$(4,016)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2022 Quarterly Report	27

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

28

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

29

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$207,775,877	—		$207,775,877
Senior Loans:
Consumer Discretionary	—	23,610,743	$5,966,840		29,577,583
Consumer Staples	—	1,055,729	842,688		1,898,417
Financials	—	7,521,160	1,047,150		8,568,310
Health Care	—	15,084,073	2,008,820		17,092,893
Industrials	—	17,211,818	6,663,112		23,874,930
Information Technology	—	20,561,523	835,948		21,397,471
Materials	—	4,124,205	774,715		4,898,920
Other Senior Loans	—	6,229,433	—		6,229,433
Asset-Backed Securities	—	22,460,377	—		22,460,377
Convertible Bonds & Notes	—	5,736,446	—		5,736,446
Collateralized Mortgage Obligations	—	4,361,124	—		4,361,124
Preferred Stocks	$1,151,352	—	—		1,151,352
Convertible Preferred Stocks	—	900,818	—		900,818
Sovereign Bonds	—	889,721	—		889,721
Common Stocks:
Energy	3,971	—	3,792		7,763
Materials	—	—	0	*	0	*
Other Common Stocks	103,179	—	—		103,179
Warrants	3,419	—	—		3,419

Total Long-Term Investments	1,261,921	337,523,047	18,143,065		356,928,033

Short-Term Investments†	10,912,816	—	—		10,912,816

Total Investments	$12,174,737	$337,523,047	$18,143,065		$367,840,849

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$71,324	—		$71,324
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	28,095	—		28,095
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	2,381	—		2,381

Total Other Financial Instruments	—	$101,800	—		$101,800

Total	$12,174,737	$337,624,847	$18,143,065		$367,942,649

30

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$35,420	—	$35,420
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	65,945	—	65,945
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	6,397	—	6,397

Total	—	$107,762	—	$107,762

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2021		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer Discretionary	$890,133		$5,611	$151	$(94,349)	$5,232,763
Consumer Staples	—		234	—	(48,114)	890,568
Energy	2,550,609		851	(5,379)	(9,929)	—
Financials	2,179,050		1,289	75	(49,165)	699,350
Health Care	—		—	—	—	—
Industrials	1,000,000		3,813	1,057	(7,834)	6,814,713
Information
Technology	—		—	—	—	—
Materials	766,163		—	—	(67,860)	76,412
Real Estate	1,053,285		1,422	23,527	(26,264)	0	*
Common Stocks:
Energy	78,088		—	(8,053,060)	7,988,926	—
Materials	0	*	—	—	—	—

Total	$8,517,328		$13,220	$(8,033,629)	$7,685,411	$13,713,806

31

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of April 30, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2022[1]
Senior Loans:
Consumer Discretionary	$(67,469)	—	—	$5,966,840		$(94,349)
Consumer Staples	—	—	—	842,688		(48,114)
Energy	(1,496,827)	—	$(1,039,325)	—		—
Financials	(16,425)	$344,250	(2,111,274)	1,047,150		3,305
Health Care	—	2,008,820	—	2,008,820		—
Industrials	(1,148,637)	—	—	6,663,112		(7,834)
Information Technology	—	835,948	—	835,948		—
Materials	—	—	—	774,715		(67,860)
Real Estate	(1,051,970)	—	—	—		—
Common Stocks:
Energy	(10,162)	—	—	3,792		—
Materials	—	—	—	0	*	—

Total	$(3,791,490)	$3,189,018	$(3,150,599)	$18,143,065		$(214,852)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

32

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2022. The following transactions were effected in such company for the period ended April 30, 2022.

	Affiliate Value at July 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,719,125	$113,688,066	113,688,066	$120,494,375	120,494,375	—	$3,438	—	$10,912,816

33